Preferred and Common Stock - Series C and D Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended
	Jan. 06, 2016 USD ($) shares	Mar. 11, 2016 shares	Feb. 13, 2013 USD ($) shares	Mar. 30, 2011 shares	Apr. 24, 2013 USD ($) shares	Jun. 30, 2015 shares	Aug. 31, 2012 USD ($) shares	Oct. 27, 2015 shares	Oct. 31, 2012 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares
Preferred Stock
Preferred stock shares authorized										10,000,000	10,000,000
Preferred stock - par value | $ / shares										$ 0.0001	$ 0.0001
Common Stock
Amount paid upon redemption | $										$ 0	$ 2,500	$ 4,000
Common Stock
Shares redeemed											16,667	26,667
Conversion of Stock, Shares issued		80,000				4,320		7,200					53,333
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted				511,733
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued										1,000	1,000
Preferred stock shares outstanding										1,000	1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued				1,000
Preferred Stock
Conversion ratio				512
Series D Convertible Preferred Stock
Shares redeemed													400
Conversion of Stock, Shares converted													800
Preferred Stock
Preferred stock shares outstanding										0	0	0
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares			300		300		300		300
Convertible Preferred Stock, Stock issued durind period, Value | $			$ 3,000		$ 3,000		$ 3,000		$ 3,000
Fair value of preferred stock | $			$ 3,000		$ 3,000		$ 3,000		$ 3,000
Amount paid upon redemption | $													$ 4,000
Preferred stock - dividend rate percentage													6.00%
Preferred stock - Conversion price | $ / shares													$ 10
Preferred Stock
Conversion of Stock, Shares converted												3,000
Puttable Common Stock
Shares redeemed	6,667										16,667	26,667
Common Stock
Amount paid upon redemption | $	$ 1,000										$ 2,500	$ 4,000
Number of shares reclassified to puttable common stock													53,333